UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4339
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2022

Date of reporting period:  June 30, 2022

Item 1. Reports to Stockholders.

(a)

Spyglass Growth Fund

Semi-Annual Report
June 30, 2022

Spyglass Growth Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Expense Example	19
Notice to Shareholders	21
Notice of Privacy Policy and Practices	22

Spyglass Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at June 30, 2022 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For Presentation purposes, the Fund has grouped some of the industry categories for purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Spyglass Growth Fund

SCHEDULE OF INVESTMENTS
at June 30, 2022 (Unaudited)

	Number of
COMMON STOCKS – 99.27%	Shares	Value
COMMUNICATION SERVICES – 16.0%
Match Group, Inc. (a)	690,650	$48,131,399
Cable One, Inc.	26,054	33,591,943
Roku, Inc. (a)	389,603	32,001,991
Spotify Technology SA – ADR (a)	306,671	28,774,940
ZoomInfo Technologies, Inc. (a)	590,856	19,640,053
TOTAL COMMUNICATION SERVICES
(Cost $177,731,913)		162,140,326

CONSUMER DISCRETIONARY – 17.5%
Bright Horizons Family Solutions, Inc. (a)	357,864	30,246,665
Five Below, Inc. (a)	336,220	38,137,435
Leslie’s, Inc. (a)	2,952,440	44,818,039
Peloton Interactive, Inc. (a)	1,858,314	17,059,323
Ulta Beauty, Inc. (a)	26,174	10,089,553
Vail Resorts, Inc.	170,026	37,074,169
TOTAL CONSUMER DISCRETIONARY
(Cost $269,463,586)		177,425,184

FINANCIALS – 4.9%
Affiliated Managers Group, Inc.	428,116	49,918,326
TOTAL FINANCIALS
(Cost $27,517,846)		49,918,326

HEALTH CARE – 15.2%
Ascendis Pharma A/S – ADR (a)	620,513	57,682,888
Exact Sciences Corp. (a)	1,224,169	48,220,017
Pacira BioSciences, Inc. (a)	817,213	47,643,518
TOTAL HEALTH CARE
(Cost $212,232,970)		153,546,423

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2022 (Unaudited)

	Number of
COMMON STOCKS – 99.27% (Continued)	Shares	Value
INDUSTRIALS – 7.9%
Lyft, Inc. (a)	2,911,200	$38,660,736
TransDigm Group, Inc. (a)	77,213	41,437,901
TOTAL INDUSTRIALS
(Cost $106,254,240)		80,098,637

INFORMATION TECHNOLOGY – 37.8%
Affirm Holdings, Inc. (a)	1,842,185	33,269,861
AppLovin Corp. (a)	1,831,155	63,064,978
GoDaddy, Inc. (a)	715,833	49,793,344
Momentive Global, Inc. (a)	3,684,786	32,426,117
Nutanix, Inc. (a)	3,349,289	49,000,098
Palo Alto Networks, Inc. (a)	115,091	56,848,048
Splunk, Inc. (a)	675,666	59,769,414
Zendesk, Inc. (a)	522,280	38,685,280
TOTAL INFORMATION TECHNOLOGY
(Cost $581,250,342)		382,857,140
TOTAL COMMON STOCKS
(Cost $1,374,450,897)		1,005,986,036
TOTAL INVESTMENTS
(Cost $1,374,450,897) – 99.27%		1,005,986,036
Other Assets in Excess of Liabilities – 0.73%		7,402,614
TOTAL NET ASSETS – 100.00%		$1,013,388,650

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S.  Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost of $1,374,450,897)	$1,005,986,036
Cash	673,214
Receivables:
Securities sold	29,225,788
Fund shares sold	3,026,129
Dividends Receivable	377,586
Prepaid expenses	93,708
Total assets	1,039,382,461

Liabilities:
Payables:
Securities purchased	19,684,783
Fund shares redeemed	5,346,025
Investment advisory fees	821,073
Administration and fund accounting fees	68,439
Custody fees	20,336
Transfer agent fees and expenses	38,940
Other accrued expenses	14,215
Total liabilities	25,993,811

Net assets	$1,013,388,650

Net assets consist of:
Paid in capital	$1,755,744,367
Total accumulated losses	(742,355,717)
Net assets	$1,013,388,650

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$1,013,388,650
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	97,714,054
Net asset value, offering price and redemption price per share	$10.37

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

Investment income:
Dividends	$1,045,452
Total investment income	1,045,452

Expenses:
Investment advisory fees (Note 4)	7,806,216
Administration and fund accounting fees (Note 4)	230,023
Transfer agent fees and expenses	123,955
Federal and state registration fees	65,337
Custody fees	53,130
Legal fees	15,385
Reports to shareholders	11,310
Audit fees	7,439
Trustees’ fees and expenses	7,273
Compliance expense	6,212
Other	17,383
Total expenses before reimbursement from advisor	8,343,663
Expense reimbursement from advisor (Note 4)	(537,448)
Net expenses	7,806,215
Net investment loss	(6,760,763)

Realized and unrealized loss:
Net realized loss on investments	(300,780,308)
Net change in unrealized depreciation on investments	(514,209,566)
Net realized and unrealized loss	(814,989,874)
Net decrease in net assets resulting from operations	$(821,750,637)

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
Operations:
Net investment loss	$(6,760,763)	$(21,991,524)
Net realized gain (loss) on investments	(300,780,308)	209,523,057
Net change in unrealized loss on investments	(514,209,566)	(385,280,190)
Net decrease in net assets
resulting from operations	(821,750,637)	(197,748,657)

Distributions:
Distributed earnings	—	(292,699,584)
Total distributed earnings	—	(292,699,584)

Capital Share Transactions:
Proceeds from shares sold	368,818,053	1,098,995,294
Proceeds from shares issued to
holders in reinvestment of dividends	—	236,144,946
Cost of shares redeemed	(598,402,222)	(522,730,441)
Net increase (decrease) in net assets
from capital share transactions	(229,584,169)	812,409,799
Total increase (decrease) in net assets	(1,051,334,806)	321,961,558

Net Assets:
Beginning of period	2,064,723,456	1,742,761,898
End of period	$1,013,388,650	$2,064,723,456

Changes in Shares Outstanding:
Shares sold	25,681,845	48,483,426
Shares issued to holders in
reinvestment of dividends	—	13,579,353
Shares redeemed	(43,458,247)	(25,097,954)
Net increase (decrease) in shares outstanding	(17,776,402)	36,964,825

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Institutional Shares

	Six Months
	Ended					January 2, 2018*
	June 30,		Year Ended	Year Ended	Year Ended	through
	2022		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2021	2020	2019	2018
Net Asset Value –
Beginning of Period	$17.88		$22.19	$14.09	$10.52	$10.00

Income from
Investment Operations:
Net investment loss[1]	(0.06)		(0.22)	(0.17)	(0.10)	(0.10)
Net realized and unrealized
gain (loss) on investments	(7.45)		(1.28)	8.87	3.89	1.14
Total from
investment operations	(7.51)		(1.50)	8.70	3.79	1.04

Less Distributions:
Dividends from
net realized gains	—		(2.81)	(0.60)	(0.22)	(0.52)
Total distributions	—		(2.81)	(0.60)	(0.22)	(0.52)

Net Asset Value –
End of Period	$10.37		$17.88	$22.19	$14.09	$10.52

Total Return	(42.00	)%^	(6.42)%	61.82%	36.03%	10.36	%^

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$1,013,389		$2,064,723	$1,742,762	$253,018	$41,530
Ratio of operating expenses
to average net assets:
Before reimbursements	1.07	%+	1.05%	1.09%	1.21%	1.78	%+
After reimbursements	1.00	%+	1.00%	1.00%	1.00%	1.00	%+
Ratio of net investment loss
to average net assets:
Before reimbursements	(0.94	)%+	(1.00)%	(1.04)%	(0.97)%	(1.61	)%+
After reimbursements	(0.87	)%+	(0.95)%	(0.95)%	(0.76)%	(0.83	)%+
Portfolio turnover rate	30	%^	51%	38%	39%	66	%^

*	Commencement of operations for Institutional Shares was January 2, 2018.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS
at June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Spyglass Growth Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Fund acquired the assets of Spyglass Partners Fund, LP, a Delaware investment limited partnership (the “Predecessor Private Fund”), in a tax-free conversion completed at the close of business on December 29, 2017. The Fund did not have any operations prior to December 29, 2017 other than those relating to organizational matters and registration of its shares under applicable securities law.  The Fund commenced operations on January 2, 2018, and currently only offers Institutional Shares.  The Predecessor Private Fund had an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. However, the Predecessor Private Fund was not registered as an investment company under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Upon completion of the conversion, the net assets of the Fund were $16,225,831. The number of shares of the Fund issued in connection with the conversion was 1,622,583, and the amount of net unrealized gains on the portfolio securities transferred to the Fund was $2,060,757.  Spyglass Capital Management LLC (the “Advisor”) serves as the investment advisor to the Fund.  As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.  The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return.  The tax

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2022 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

G.
Recent Accounting Pronouncements and Rule Issuances: In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.  As of June 30, 2022, the Fund did not invest in any derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of June 30, 2022, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$162,140,326	$—	$—	$162,140,326
Consumer Discretionary	177,425,184	—	—	177,425,184
Financials	49,918,326	—	—	49,918,326
Health Care	153,546,423	—	—	153,546,423
Industrials	80,098,637	—	—	80,098,637
Information Technology	382,857,140	—	—	382,857,140
Total Common Stocks	1,005,986,036	—	—	1,005,986,036
Total Investments in Securities	$1,005,986,036	$—	$—	$1,005,986,036

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2022, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% for the Spyglass Growth Fund based upon the average daily net assets of the Fund. For the six months ended June 30, 2022, the Fund incurred $7,806,216 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses [excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amounts of the average daily net assets for the Institutional Shares:

Spyglass Growth Fund
Institutional Shares	1.00%

For the six months ended June 30, 2022, the Advisor reduced its fees and absorbed Fund expenses in the amount of $537,448 for the Fund. The waivers and reimbursements will remain in effect through April 30, 2023 unless terminated sooner by, or with the consent of, the Board.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund’s expenses to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$317,266	12/31/2022
732,905	12/31/2023
1,213,828	12/31/2024
537,448	12/31/2024

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the six months ended June 30, 2022, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$230,023
Custody	$ 53,130
Transfer agency(a)	$123,955

(a) Does not include out-of-pocket expenses.

At June 30, 2022, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$68,439
Custody	$20,336
Transfer agency(a)	$14,215

(a) Does not include out-of-pocket expenses.

ALPS Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Spyglass Growth Fund	$478,124,523	$703,271,550

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	1,953,426,354
Gross unrealized appreciation	452,713,981
Gross unrealized depreciation	(360,017,398)
Net unrealized appreciation	92,696,583
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(13,301,663)
Total accumulated earnings	79,394,920

(a)	The difference between the book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales.

For tax purposes, the Fund has current year post October capital loss deferrals in the amount of $13,301,663. These losses will be recognized for tax purposes of the 1st day of the following tax year.

As of December 31, 2021, the Fund had no long-term or short-term tax basis capital losses to offset future capital gains.

The tax character of distributions paid during the six months ended June 30, 2022 and the year ended December 31, 2021 was as follows:

	Six Months Ended
	June 30, 2022	Fiscal Year Ended
	(Unaudited)	December 31, 2021
Ordinary income	$—	$120,508,378
Long-Term Capital Gains	—	172,191,206
Total	$—	$292,699,584

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

General Market Risk; Recent Market Events: The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Equity Market Risk:  Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Small-Cap and Mid-Cap Company Risk: Small-Cap and Mid-Cap companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of these companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies, or the stock market in general.  Because of these movements, and because small-cap and mid-cap companies tend to be bought and sold less often and in smaller amounts, they are generally less liquid than the equity securities of larger companies.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

Non-Diversified Fund Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Sector Emphasis Risk:  Although the Advisor selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Information Technology Sector Risk:  Technology companies face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology companies may be subject to additional risks, including loss of patent, copyright, and trademark protections, as well as evolving industry standards.

REIT Risk: A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.

Cash and Cash Equivalent Risk: At various times, the Fund may have cash balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions are not of a particular concern at this time.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Spyglass Growth Fund

EXPENSE EXAMPLE
June 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2022 to June 30, 2022 for the Institutional Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Spyglass Growth Fund

EXPENSE EXAMPLE (Continued)
June 30, 2022 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/2022	6/30/2022	1/1/2022-6/30/2022(1)
Actual
Institutional Shares	$1,000.00	$ 580.00	$3.92

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,019.84	$5.01

(1)	Expenses are equal to the Institutional Shares’ annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

Spyglass Growth Fund

NOTICE TO SHAREHOLDERS
at June 30, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-878-5680 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-888-878-5680.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Part F of Form N-PORT is also available, upon request, by calling 1-888-878-5680.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-878-5680 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Spyglass Growth Fund

NOTICE OF PRIVACY POLICY AND PRACTICES
(Unaudited)

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

• social security number;

• account balances;

• account transactions;

• transaction history;

• wire transfer instructions; and

• checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-878-5680.

(This Page Intentionally Left Blank.)

Investment Advisor
Spyglass Capital Management, LLC
One Letterman Drive
Building C, Suite 3600
San Francisco, CA 94129

Distributor
ALPS Distributor, Inc.
11290 Broadway, Suite 1000
Denver, CO 80203

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
1-888-878-5680

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott Ostrowski
Scott Ostrowski, President/
Principal Executive Officer

Date        8/31/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott Ostrowski
Scott Ostrowski, President/
Principal Executive Officer

Date        8/31/2022

By (Signature and Title)*    /s/Ryan Frank
Ryan Frank, Treasurer/
Principal Financial Officer

Date        8/31/2022

* Print the name and title of each signing officer under his or her signature.